Finance Receivables, net - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Sales-type Lease, Selling Profit (Loss)	€ 343,900,000	€ 446,500,000	€ 247,400,000
Sales-type Lease, Interest Income	4,700,000	4,900,000	4,000,000.0
Expected credit losses from finance receivables recorded	€ 0	€ 0	€ 0